3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Summary Of Significant Accounting Policies Details
1	27.60%	44.40%
2	26.30%	19.20%
3	11.40%	11.90%